Note 13 - Financial Instruments - Contractual Net Interest Payments (Details) $ in Thousands	Mar. 31, 2020 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Interest payments	$ 44,067
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Interest payments	75,911
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Interest payments	12,773
Later than five years [member]
Statement Line Items [Line Items]
Interest payments